Debt (Details) - Warrant [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Expected term (years)	2 years 8 months 26 days	2 years 8 months 26 days
Expected volatility	216.00%	216.00%
Expected dividends	0.00%	0.00%
Risk free interest rate	3.59%	3.59%